Consolidated Statements of Shareholders' Equity - USD ($) shares in Millions, $ in Millions		Total	Cumulative Effect, Period of Adoption, Adjustment		Total CVS Health Shareholders’ Equity	Total CVS Health Shareholders’ Equity Cumulative Effect, Period of Adoption, Adjustment		Common Shares	Treasury Shares		Common Stock and Capital Surplus [3]	Retained Earnings	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment	[2]	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Cumulative Effect, Period of Adoption, Adjustment	[4]	Noncontrolling Interests
Shares outstanding, beginning of year balance (in shares) at Dec. 31, 2019								1,727
Treasury shares outstanding, beginning of year balance (in shares) at Dec. 31, 2019	[1]								(425)
Beginning of year balance at Dec. 31, 2019		$ 64,170	$ (3)	[2]	$ 63,864	$ (3)	[2]		$ (28,235)	[1]	$ 45,972	$ 45,108	$ (3)		$ 1,019			$ 306
Stockholders' Equity [Roll Forward]
Net income		7,192			7,179							7,179						13
Other comprehensive income (loss)		395			395										395
Stock option activity, stock awards and other (in shares)								6	0	[1]
Stock option activity, stock awards and other		541			541						541
ESPP issuances, net of purchase of treasury shares (in shares)	[1]								2
ESPP issuances, net of purchase of treasury shares		57			57				$ 57	[1]
Common stock dividends		(2,644)			(2,644)							(2,644)
Other increases (decreases) in noncontrolling interests		(7)																(7)
Shares outstanding, end of year balance (in shares) at Dec. 31, 2020								1,733
Treasury shares outstanding, end of year balance (in shares) at Dec. 31, 2020	[1]								(423)
End of year balance at Dec. 31, 2020		69,701	$ (766)	[4]	69,389	$ (766)	[4]		$ (28,178)	[1]	46,513	49,640			1,414	$ (766)		312
Stockholders' Equity [Roll Forward]
Net income		7,989			8,001							8,001						(12)
Other comprehensive income (loss)		(314)			(314)										(314)
Stock option activity, stock awards and other (in shares)								11
Stock option activity, stock awards and other		864			864						864
ESPP issuances, net of purchase of treasury shares (in shares)	[1]								1
ESPP issuances, net of purchase of treasury shares		5			5				$ 5	[1]
Common stock dividends		(2,644)			(2,644)							(2,644)
Other increases (decreases) in noncontrolling interests		6																6
Shares outstanding, end of year balance (in shares) at Dec. 31, 2021								1,744
Treasury shares outstanding, end of year balance (in shares) at Dec. 31, 2021	[1]								(422)
End of year balance at Dec. 31, 2021		74,841			74,535				$ (28,173)	[1]	47,377	54,997			334			306
Stockholders' Equity [Roll Forward]
Net income		4,327			4,311							4,311						16
Other comprehensive income (loss)		(1,598)			(1,598)										(1,598)
Stock option activity, stock awards and other (in shares)								14
Stock option activity, stock awards and other		816			816						816
Purchase of treasury shares, net of ESPP issuances (in shares)	[1]								(36)
Purchase of treasury shares, net of ESPP issuances		(3,685)			(3,685)				$ (3,685)	[1]
Common stock dividends		(2,910)			(2,910)							(2,910)
Other increases (decreases) in noncontrolling interests		(22)																(22)
Shares outstanding, end of year balance (in shares) at Dec. 31, 2022								1,758
Treasury shares outstanding, end of year balance (in shares) at Dec. 31, 2022	[1]								(458)
End of year balance at Dec. 31, 2022		$ 71,769			$ 71,469				$ (31,858)	[1]	$ 48,193	$ 56,398			$ (1,264)			$ 300

[1]	Treasury shares include 1 million shares held in trust for each of the years ended December 31, 2022, 2021 and 2020. Treasury stock includes $29 million related to shares held in trust for each of the years ended December 31, 2022, 2021 and 2020. See Note 1 ‘‘Significant Accounting Policies’’ for additional information.
[2]	Reflects the adoption of Accounting Standards Update (“ASU”) 2016-13, Financial Instruments - Credit Losses (Topic 326), which resulted in a reduction to retained earnings of $3 million during the year ended December 31, 2020.
[3]	Common stock and capital surplus includes the par value of common stock of $18 million as of December 31, 2022 and $17 million as of December 31, 2021 and 2020.
[4]	Reflects the adoption of ASU 2018-12, Targeted Improvements to the Accounting for Long-Duration Contracts (Topic 944) during the year ended December 31, 2021. See Note 8 ‘‘Other Insurance Liabilities and Separate Accounts’’ for additional information.